Offerings - Offering: 1	Sep. 23, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 42,485,677.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,504.56
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $6,504.56 was paid in connection with the filing of the Schedule TO-I by Bow River Capital Evergreen Fund (File No. 005-92706) on July 25, 2025 (the “Schedule TO”). This is the final amendment of the Schedule TO and is being filed to report the results of the offer.